Amendments and new standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2024
Amendments and new standards issued but not yet effective
Summary of amended standards and interpretations are not expected to have a significant impact on the Group's consolidated financial statements

Effective for
accounting periods
beginning on or after
Amendments to IAS 21, The effects of changes in foreign exchange rates – Lack of exchangeability	1 January 2025

Amendments to IFRS 9, Financial instruments and IFRS 7, Financial instruments: disclosures – Amendments to the classification and measurement of financial instruments	1 January 2026

Annual improvements to IFRS Accounting Standards – Volume 11	1 January 2026

IFRS 18, Presentation and disclosure in financial statements	1 January 2027

IFRS 19, Subsidiaries without public accountability: disclosures	1 January 2027